Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 1,463,727	$ 1,102,241
Student refundable deposits	128,121	122,120
Accrued commission expenses	568,887	650,760
Accrued liability for the football games	300,000
Other funds received from natural persons	499,950
Other payables	53,443	77,040
Total	$ 3,014,128	$ 1,952,161